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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2008

Date of reporting period:	6/30/2007

Item 1. Schedule of Investments

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Marsico Growth Master Portfolio

		Shares	Value ($)*
Common Stocks – 90.3%
CONSUMER DISCRETIONARY – 19.7%
Automobiles – 2.6%
	Toyota Motor Corp., ADR	1,258,014	158,358,802
Automobiles Total			158,358,802
Hotels, Restaurants & Leisure – 11.0%
	Las Vegas Sands Corp. (a)	1,630,827	124,578,875
	McDonald’s Corp.	3,997,145	202,895,080
	MGM Mirage (a)	1,815,831	149,769,741
	Station Casinos, Inc.	333,615	28,957,782
	Wynn Resorts Ltd.	763,505	68,478,763
	Yum! Brands, Inc.	3,501,212	114,559,657
Hotels, Restaurants & Leisure Total			689,239,898
Media – 3.5%
	Comcast Corp., Class A (a)	7,847,553	220,673,190
Media Total			220,673,190
Multiline Retail – 0.6%
	Macy’s, Inc.	937,221	37,282,651
Multiline Retail Total			37,282,651
Specialty Retail – 2.0%
	Lowe’s Companies, Inc.	4,133,627	126,861,013
Specialty Retail Total			126,861,013
CONSUMER DISCRETIONARY TOTAL			1,232,415,554
CONSUMER STAPLES – 4.1%
Beverages – 1.5%
	Heineken NV, ADR	3,077,534	90,017,869
Beverages Total			90,017,869
Food & Staples Retailing – 1.4%
	CVS Caremark Corp.	2,417,290	88,110,221
Food & Staples Retailing Total			88,110,221
Food Products – 1.2%
	Kraft Foods, Inc., Class A	2,179,820	76,838,655
Food Products Total			76,838,655
CONSUMER STAPLES TOTAL			254,966,745
ENERGY – 5.9%
Energy Equipment & Services – 4.2%
	Baker Hughes, Inc.	357,142	30,046,357
	Cameron International Corp. (a)	458,686	32,782,288
	Schlumberger Ltd.	2,359,203	200,390,703
Energy Equipment & Services Total			263,219,348

1

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 1.7%
	Anadarko Petroleum Corp.	583,166	30,318,800
	Apache Corp.	202,143	16,492,847
	Devon Energy Corp.	385,034	30,144,312
	Marathon Oil Corp.	476,278	28,557,629
Oil, Gas & Consumable Fuels Total			105,513,588
ENERGY TOTAL			368,732,936
FINANCIALS – 13.6%
Capital Markets – 7.9%
	Goldman Sachs Group, Inc.	985,735	213,658,061
	Lehman Brothers Holdings, Inc.	1,699,153	126,620,882
	UBS AG, Registered Shares	2,610,416	156,651,064
Capital Markets Total			496,930,007
Commercial Banks – 4.1%
	China Merchants Bank Co., Ltd., Class H	5,091,500	15,573,155
	Industrial & Commercial Bank of China, Class H	217,584,000	120,759,482
	Wells Fargo & Co.	3,379,340	118,851,388
Commercial Banks Total			255,184,025
Diversified Financial Services – 0.9%
	KKR Financial Corp.	327,016	8,145,968
	Moody’s Corp.	842,268	52,389,070
Diversified Financial Services Total			60,535,038
Real Estate Management & Development – 0.7%
	CB Richard Ellis Group, Inc., Class A (a)	451,193	16,468,544
	St. Joe Co.	584,349	27,078,733
Real Estate Management & Development Total			43,547,277
FINANCIALS TOTAL			856,196,347
HEALTH CARE – 12.2%
Biotechnology – 5.2%
	Amylin Pharmaceuticals, Inc. (a)	1,597,073	65,735,525
	Genentech, Inc. (a)	2,489,184	188,331,661
	Genzyme Corp. (a)	1,125,660	72,492,504
Biotechnology Total			326,559,690
Health Care Providers & Services – 5.9%
	UnitedHealth Group, Inc.	7,262,100	371,383,794
Health Care Providers & Services Total			371,383,794

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 1.1%
	Schering-Plough Corp.	2,134,560	64,976,006
Pharmaceuticals Total			64,976,006
HEALTH CARE TOTAL			762,919,490
INDUSTRIALS – 14.3%
Aerospace & Defense – 7.0%
	Boeing Co.	1,128,075	108,475,692
	General Dynamics Corp.	2,056,851	160,886,885
	Lockheed Martin Corp.	1,750,695	164,792,921
Aerospace & Defense Total			434,155,498
Air Freight & Logistics – 2.3%
	FedEx Corp.	1,309,872	145,356,496
Air Freight & Logistics Total			145,356,496
Road & Rail – 5.0%
	Burlington Northern Santa Fe Corp.	1,975,588	168,201,562
	Union Pacific Corp.	1,275,372	146,859,086
Road & Rail Total			315,060,648
INDUSTRIALS TOTAL			894,572,642
INFORMATION TECHNOLOGY – 10.1%
Communications Equipment – 2.0%
	Cisco Systems, Inc. (a)	4,481,336	124,805,208
Communications Equipment Total			124,805,208
Computers & Peripherals – 1.9%
	Apple, Inc. (a)	979,885	119,585,165
Computers & Peripherals Total			119,585,165
Internet Software & Services – 1.4%
	Google, Inc., Class A (a)	165,833	86,793,675
Internet Software & Services Total			86,793,675
IT Services – 2.6%
	Mastercard, Inc., Class A	992,603	164,643,060
IT Services Total			164,643,060
Semiconductors & Semiconductor Equipment – 2.2%
	Intel Corp.	5,721,526	135,943,458
Semiconductors & Semiconductor Equipment Total			135,943,458
INFORMATION TECHNOLOGY TOTAL			631,770,566
MATERIALS – 4.9%
Chemicals – 3.8%
	Air Products & Chemicals, Inc.	380,364	30,569,855
	Monsanto Co.	2,155,969	145,614,146

3

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
	Praxair, Inc.	815,410	58,701,366
Chemicals Total			234,885,367
Metals & Mining – 1.1%
	Freeport-McMoRan Copper & Gold, Inc., Class B	869,654	72,024,744
Metals & Mining Total			72,024,744
MATERIALS TOTAL			306,910,111
TELECOMMUNICATION SERVICES – 5.5%
Diversified Telecommunication Services – 1.9%
	AT&T, Inc.	2,846,134	118,114,561
Diversified Telecommunication Services Total			118,114,561
Wireless Telecommunication Services – 3.6%
	America Movil SA de CV, ADR, Series L	1,652,816	102,358,895
	China Mobile Ltd.	11,742,925	126,746,253
Wireless Telecommunication Services Total			229,105,148
TELECOMMUNICATION SERVICES TOTAL			347,219,709

	Total Common Stocks (cost of $4,497,065,655)		5,655,704,100

		Par ($)
Convertible Bonds – 1.3%
CONSUMER CYCLICAL – 1.3%
Lodging – 1.3%
	Wynn Resorts, Ltd.
	6.000% 07/15/15	20,000,000	77,975,000
Lodging Total			77,975,000
CONSUMER CYCLICAL TOTAL			77,975,000

	Total Convertible Bonds (cost of $19,701,789)		77,975,000
Short-Term Obligation – 8.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 05/29/07, due on 06/02/07, at 5.110%, collateralized by U.S. Government Agencies with various maturities to 02/13/17, market value of $510,000,325 (repurchase proceeds $500,212,917)	546,457,000	546,457,000

	Total Short-Term Obligation (cost of $546,457,000)		546,457,000

4

Total Investments – 100.3% (cost of $5,063,224,444)(b)(c)	6,280,136,100

Other Assets & Liabilities, Net – (0.3)%	(16,779,126)

Net Assets – 100.0%	6,263,356,974

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $5,063,224,444.

(c)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,277,413,756	$(60,502,100)	$1,216,911,656

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Large Cap Core Master Portfolio

		Shares	Value ($)*
Common Stocks – 99.8%
CONSUMER DISCRETIONARY – 10.0%
Hotels, Restaurants & Leisure – 1.9%
	McDonald’s Corp.	335,735	17,041,909
	Starwood Hotels & Resorts Worldwide, Inc. (a)	232,030	15,562,252
Hotels, Restaurants & Leisure Total			32,604,161
Household Durables – 0.5%
	Sony Corp., ADR	159,260	8,181,186
Household Durables Total			8,181,186
Leisure Equipment & Products – 0.2%
	Hasbro, Inc.	144,090	4,525,867
Leisure Equipment & Products Total			4,525,867
Media – 3.8%
	CBS Corp., Class B	408,337	13,605,789
	EchoStar Communications Corp., Class A (a)	117,660	5,102,914
	Regal Entertainment Group, Class A (b)	266,670	5,848,073
	Time Warner, Inc.	1,257,770	26,463,481
	Viacom, Inc., Class B (a)	340,974	14,194,747
Media Total			65,215,004
Multiline Retail – 1.9%
	Kohl’s Corp. (a)	163,750	11,631,163
	Macy’s, Inc.	199,298	7,928,074
	Nordstrom, Inc. (b)	266,602	13,628,694
Multiline Retail Total			33,187,931
Specialty Retail – 0.6%
	Lowe’s Companies, Inc.	194,130	5,957,850
	Sherwin-Williams Co.	66,080	4,392,337
Specialty Retail Total			10,350,187
Textiles, Apparel & Luxury Goods – 1.1%
	Coach, Inc. (a)	218,760	10,367,037
	Polo Ralph Lauren Corp. (b)(c)	99,740	9,785,491
Textiles, Apparel & Luxury Goods Total			20,152,528
CONSUMER DISCRETIONARY TOTAL			174,216,864
CONSUMER STAPLES – 9.2%
Beverages – 2.9%
	Coca-Cola Co.	470,392	24,606,206
	Diageo PLC, ADR	150,540	12,541,487
	PepsiCo, Inc.	203,589	13,202,747
Beverages Total			50,350,440

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 1.3%
	CVS/Caremark Corp.	382,382	13,937,824
	Kroger Co.	300,820	8,462,066
Food & Staples Retailing Total			22,399,890
Household Products – 3.6%
	Colgate-Palmolive Co.	327,476	21,236,819
	Kimberly-Clark Corp.	180,062	12,044,347
	Procter & Gamble Co.	474,822	29,054,358
Household Products Total			62,335,524
Personal Products – 0.9%
	Avon Products, Inc.	454,120	16,688,910
Personal Products Total			16,688,910
Tobacco – 0.5%
	Altria Group, Inc.	117,527	8,243,344
Tobacco Total			8,243,344
CONSUMER STAPLES TOTAL			160,018,108
ENERGY – 10.3%
Energy Equipment & Services – 2.5%
	Halliburton Co.	256,309	8,842,661
	Noble Corp. (b)(c)	135,790	13,242,241
	Tidewater, Inc. (b)(c)	159,160	11,281,261
	Weatherford International Ltd. (a)(b)(c)	188,564	10,416,275
Energy Equipment & Services Total			43,782,438
Oil, Gas & Consumable Fuels – 7.8%
	Chevron Corp.	440,730	37,127,095
	ConocoPhillips	336,660	26,427,810
	Devon Energy Corp.	97,883	7,663,260
	Exxon Mobil Corp.	456,610	38,300,447
	Valero Energy Corp. (c)	183,872	13,580,786
	XTO Energy, Inc.	186,693	11,220,249
Oil, Gas & Consumable Fuels Total			134,319,647
ENERGY TOTAL			178,102,085
FINANCIALS – 20.7%
Capital Markets – 3.1%
	Affiliated Managers Group, Inc. (a)(b)	39,350	5,066,706
	Federated Investors, Inc., Class B	108,880	4,173,370
	Lazard Ltd., Class A (b)	227,781	10,256,979
	Morgan Stanley	250,773	21,034,839
	State Street Corp.	187,290	12,810,636
Capital Markets Total			53,342,530

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 3.1%
	BB&T Corp.	104,430	4,248,212
	PNC Financial Services Group, Inc.	281,795	20,170,886
	TCF Financial Corp. (b)	277,610	7,717,558
	U.S. Bancorp	672,064	22,144,509
Commercial Banks Total			54,281,165
Consumer Finance – 0.9%
	American Express Co.	266,187	16,285,321
Consumer Finance Total			16,285,321
Diversified Financial Services – 6.2%
	Chicago Mercantile Exchange Holdings, Inc., Class A	12,650	6,759,654
	Citigroup, Inc.	797,904	40,924,496
	JPMorgan Chase & Co.	1,069,555	51,819,940
	Nasdaq Stock Market, Inc. (a)(b)	236,414	7,023,860
Diversified Financial Services Total			106,527,950
Insurance – 5.7%
	ACE Ltd.	325,734	20,364,890
	American International Group, Inc.	421,558	29,521,707
	Axis Capital Holdings Ltd. (b)	205,243	8,343,128
	Hartford Financial Services Group, Inc.	91,068	8,971,109
	MetLife, Inc.	128,501	8,285,744
	Principal Financial Group, Inc.	109,853	6,403,331
	Prudential Financial, Inc.	87,665	8,523,668
	Unum Group	341,448	8,915,207
Insurance Total			99,328,784
Thrifts & Mortgage Finance – 1.7%
	Fannie Mae	356,420	23,284,919
	PMI Group, Inc. (b)	130,069	5,810,182
Thrifts & Mortgage Finance Total			29,095,101
FINANCIALS TOTAL			358,860,851
HEALTH CARE – 12.2%
Biotechnology – 0.9%
	Genentech, Inc. (a)	76,077	5,755,986
	Genzyme Corp. (a)	93,100	5,995,640
	Vertex Pharmaceuticals, Inc. (a)(b)	141,812	4,050,151
Biotechnology Total			15,801,777
Health Care Equipment & Supplies – 1.1%
	Cytyc Corp. (a)	168,690	7,272,226
	Zimmer Holdings, Inc. (a)	130,380	11,067,958
Health Care Equipment & Supplies Total			18,340,184

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – 3.9%
	CIGNA Corp.	298,245	15,574,354
	Coventry Health Care, Inc. (a)	179,140	10,327,421
	Express Scripts, Inc. (a)(b)	154,400	7,721,544
	Laboratory Corp. of America Holdings (a)	113,761	8,902,936
	Manor Care, Inc. (b)	187,705	12,255,259
	McKesson Corp.	218,641	13,039,749
Health Care Providers & Services Total			67,821,263
Life Sciences Tools & Services – 0.6%
	Waters Corp. (a)	183,992	10,921,765
Life Sciences Tools & Services Total			10,921,765
Pharmaceuticals – 5.7%
	Abbott Laboratories	341,110	18,266,440
	Bristol-Myers Squibb Co.	386,160	12,187,210
	Johnson & Johnson	503,915	31,051,242
	Merck & Co., Inc.	466,460	23,229,708
	Pfizer, Inc.	544,280	13,917,240
Pharmaceuticals Total			98,651,840
HEALTH CARE TOTAL			211,536,829
INDUSTRIALS – 11.8%
Aerospace & Defense – 4.3%
	General Dynamics Corp.	164,040	12,831,209
	Goodrich Corp.	149,030	8,876,227
	Honeywell International, Inc.	299,070	16,831,659
	L-3 Communications Holdings, Inc.	56,390	5,491,822
	Rockwell Collins, Inc.	103,070	7,280,865
	United Technologies Corp.	318,070	22,560,705
Aerospace & Defense Total			73,872,487
Commercial Services & Supplies – 3.2%
	Dun & Bradstreet Corp.	146,340	15,070,093
	Equifax, Inc.	310,020	13,771,088
	Monster Worldwide, Inc. (a)	71,740	2,948,514
	Republic Services, Inc.	284,712	8,723,576
	Waste Management, Inc.	395,774	15,454,975
Commercial Services & Supplies Total			55,968,246
Construction & Engineering – 0.3%
	KBR, Inc. (a)	219,812	5,765,669
Construction & Engineering Total			5,765,669

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.5%
	Emerson Electric Co.	183,390	8,582,652
Electrical Equipment Total			8,582,652
Industrial Conglomerates – 2.0%
	General Electric Co.	883,650	33,826,122
Industrial Conglomerates Total			33,826,122
Machinery – 1.5%
	Eaton Corp.	92,035	8,559,255
	ITT Corp. (b)	127,225	8,686,923
	Parker Hannifin Corp.	90,921	8,902,075
Machinery Total			26,148,253
INDUSTRIALS TOTAL			204,163,429
INFORMATION TECHNOLOGY – 15.5%
Communications Equipment – 2.8%
	Alcatel-Lucent, ADR	382,701	5,357,814
	Cisco Systems, Inc. (a)	1,206,884	33,611,720
	Nokia Oyj, ADR	313,130	8,802,084
Communications Equipment Total			47,771,618
Computers & Peripherals – 5.2%
	Apple, Inc. (a)(c)	200,428	24,460,233
	EMC Corp.	656,078	11,875,012
	Hewlett-Packard Co.	689,965	30,786,238
	International Business Machines Corp.	220,157	23,171,524
Computers & Peripherals Total			90,293,007
Electronic Equipment & Instruments – 0.6%
	Agilent Technologies, Inc. (a)	282,663	10,865,566
Electronic Equipment & Instruments Total			10,865,566
Internet Software & Services – 1.4%
	Akamai Technologies, Inc. (a)(b)	195,332	9,500,948
	Google, Inc., Class A (a)	26,554	13,897,833
Internet Software & Services Total			23,398,781
Semiconductors & Semiconductor Equipment – 2.8%
	ASML Holding N.V., N.Y. Registered Shares (a)(b)	358,130	9,830,669
	Intersil Corp., Class A	201,570	6,341,392
	Maxim Integrated Products, Inc.	325,430	10,872,616
	MEMC Electronic Materials, Inc. (a)(b)(c)	103,382	6,318,708
	NVIDIA Corp. (a)	201,578	8,327,187
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,861	31,843

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
	Texas Instruments, Inc.	196,093	7,378,980
Semiconductors & Semiconductor Equipment Total			49,101,395
Software – 2.7%
	Adobe Systems, Inc. (a)	338,919	13,607,598
	Autodesk, Inc. (a)(b)	257,924	12,143,062
	Microsoft Corp.	732,127	21,575,782
Software Total			47,326,442
INFORMATION TECHNOLOGY TOTAL			268,756,809
MATERIALS – 3.0%
Chemicals – 1.6%
	Dow Chemical Co. (b)	215,940	9,548,867
	Praxair, Inc.	248,366	17,879,868
Chemicals Total			27,428,735
Containers & Packaging – 0.5%
	Packaging Corp. of America	351,940	8,907,602
Containers & Packaging Total			8,907,602
Metals & Mining – 0.5%
	Companhia Vale do Rio Doce, ADR	138,094	6,152,088
	Nucor Corp.	52,500	3,079,125
Metals & Mining Total			9,231,213
Paper & Forest Products – 0.4%
	Weyerhaeuser Co.	86,380	6,817,973
Paper & Forest Products Total			6,817,973
MATERIALS TOTAL			52,385,523
TELECOMMUNICATION SERVICES – 3.6%
Diversified Telecommunication Services – 2.3%
	AT&T, Inc.	323,800	13,437,700
	Citizens Communications Co.	616,554	9,414,779
	Time Warner Telecom, Inc., Class A (a)(b)	198,849	3,996,865
	Verizon Communications, Inc.	315,530	12,990,370
Diversified Telecommunication Services Total			39,839,714
Wireless Telecommunication Services – 1.3%
	ALLTEL Corp.	54,820	3,703,091
	Rogers Communications, Inc.	245,470	10,430,020

6

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	Sprint Nextel Corp.	394,063	8,161,045
Wireless Telecommunication Services Total			22,294,156
TELECOMMUNICATION SERVICES TOTAL			62,133,870
UTILITIES – 3.5%
Electric Utilities – 1.8%
	Entergy Corp.	155,299	16,671,348
	FPL Group, Inc.	267,170	15,159,226
Electric Utilities Total			31,830,574
Independent Power Producers & Energy Traders – 0.3%
	Mirant Corp. (a)	101,865	4,344,542
Independent Power Producers & Energy Traders Total			4,344,542
Multi-Utilities – 1.4%
	PG&E Corp.	269,277	12,198,248
	Public Service Enterprise Group, Inc.	131,108	11,508,660
Multi-Utilities Total			23,706,908
UTILITIES TOTAL			59,882,024

	Total Common Stocks (cost of $1,451,485,984)		1,730,056,392

Securities Lending Collateral – 6.2%
	State Street Navigator Securities Lending Prime Portfolio (d)	106,961,227	106,961,227

	Total Securities Lending Collateral (cost of $106,961,227)		106,961,227

		Par ($)
Short-Term Obligation – 0.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 5.110%, collateralized by a U.S. Government Agency maturing 09/17/10, market value of $1,411,753 (repurchase proceeds $1,382,589)	1,382,000	1,382,000

	Total Short-Term Obligation (cost of $1,382,000)		1,382,000

7

Total Investments – 106.1% (cost of $1,559,829,211)(e)(f)	1,838,399,619

Other Assets & Liabilities, Net – (6.1)%	(105,793,004)

Net Assets – 100.0%	1,732,606,615

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at June 30, 2007. The market value of securities on loan at June 30, 2007 is $103,172,709.

(c)	Security pledged as collateral for written option contracts.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $1,559,829,211.

(f)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$290,652,927	$(12,082,519)	$278,570,408

For the three months ended June 30, 2007, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	10,560	$1,181,875
Options written	6,800	391,008
Options terminated in closing purchase transactions	(1,425)	(243,575)
Options exercised	(4,760)	(318,213)
Options expired	(8,776)	(636,143)
Options outstanding at June 30, 2007	2,399	$374,952

8

At June 30, 2007, the Fund held the following written call options:

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Apple, Inc.	105.0	930	07/21/07	239,002	1,646,100
Noble Corp.	105.0	185	07/21/07	16,465	12,950
Polo Ralph Lauren Corp.	105.0	194	07/21/07	10,476	7,760
Tidewater Inc.	75.0	250	07/21/07	20,999	13,750
Valero Energy Corp.	85.0	10	07/21/07	340	50
Weatherford International Ltd.	65.0	305	07/21/07	10,370	1,525
WFR & GO	75.0	525	07/21/07	77,300	5,250
Total written call options (proceeds $374,952)					$1,687,385

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Marsico Focused Equities Master Portfolio

		Shares	Value ($)*
Common Stocks – 99.5%
CONSUMER DISCRETIONARY – 24.0%
Automobiles – 4.0%
	Toyota Motor Corp., ADR	1,510,973	190,201,281
Automobiles Total			190,201,281
Hotels, Restaurants & Leisure – 12.6%
	Las Vegas Sands Corp. (a)	1,751,471	133,794,870
	McDonald’s Corp.	3,810,493	193,420,625
	MGM Mirage (a)	1,639,048	135,188,679
	Wynn Resorts Ltd.	1,497,003	134,266,199
Hotels, Restaurants & Leisure Total			596,670,373
Media – 4.3%
	Comcast Corp., Class A (a)	7,174,177	201,737,857
Media Total			201,737,857
Specialty Retail – 3.1%
	Lowe’s Companies, Inc.	4,700,051	144,244,565
Specialty Retail Total			144,244,565
CONSUMER DISCRETIONARY TOTAL			1,132,854,076
CONSUMER STAPLES – 5.5%
Beverages – 2.6%
	PepsiCo, Inc.	1,891,012	122,632,128
Beverages Total			122,632,128
Food & Staples Retailing – 2.9%
	CVS/Caremark Corp.	3,774,009	137,562,628
Food & Staples Retailing Total			137,562,628
CONSUMER STAPLES TOTAL			260,194,756
ENERGY – 8.7%
Energy Equipment & Services – 5.7%
	Schlumberger Ltd.	3,158,899	268,316,881
Energy Equipment & Services Total			268,316,881
Oil, Gas & Consumable Fuels – 3.0%
	Petroleo Brasileiro SA, ADR	1,192,422	144,605,016
Oil, Gas & Consumable Fuels Total			144,605,016
ENERGY TOTAL			412,921,897
FINANCIALS – 18.3%
Capital Markets – 11.1%
	Blackstone Group LP (a)	3,101,693	90,786,554
	Goldman Sachs Group, Inc.	1,005,679	217,980,923
	UBS AG, Registered Shares	3,603,358	216,237,514
Capital Markets Total			525,004,991

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – 5.7%
	Industrial & Commercial Bank of China, Class H	312,492,900	173,434,079
	Wells Fargo & Co.	2,658,280	93,491,708
Commercial Banks Total			266,925,787
Real Estate Investment Trusts (REITs) – 1.5%
	ProLogis	1,267,876	72,142,144
Real Estate Investment Trusts (REITs) Total			72,142,144
FINANCIALS TOTAL			864,072,922
HEALTH CARE – 12.2%
Biotechnology – 3.8%
	Genentech, Inc. (a)	2,359,371	178,510,010
Biotechnology Total			178,510,010
Health Care Providers & Services – 7.9%
	UnitedHealth Group, Inc.	7,332,254	374,971,469
Health Care Providers & Services Total			374,971,469
Pharmaceuticals – 0.5%
	Schering-Plough Corp.	765,082	23,289,096
Pharmaceuticals Total			23,289,096
HEALTH CARE TOTAL			576,770,575
INDUSTRIALS – 10.1%
Aerospace & Defense – 4.6%
	General Dynamics Corp.	1,008,037	78,848,654
	Lockheed Martin Corp.	1,459,347	137,368,333
Aerospace & Defense Total			216,216,987
Road & Rail – 5.5%
	Burlington Northern Santa Fe Corp.	1,581,174	134,621,155
	Union Pacific Corp.	1,094,035	125,978,130
Road & Rail Total			260,599,285
INDUSTRIALS TOTAL			476,816,272
INFORMATION TECHNOLOGY – 11.7%
Communications Equipment – 3.2%
	Cisco Systems, Inc. (a)	5,396,660	150,296,981
Communications Equipment Total			150,296,981
Computers & Peripherals – 3.2%
	Apple, Inc. (a)	1,226,974	149,739,907
Computers & Peripherals Total			149,739,907
Internet Software & Services – 2.3%
	Google, Inc., Class A (a)	203,589	106,554,411
Internet Software & Services Total			106,554,411

2

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – 3.0%
	Intel Corp.	6,059,520	143,974,195
Semiconductors & Semiconductor Equipment Total			143,974,195
INFORMATION TECHNOLOGY TOTAL			550,565,494
MATERIALS – 4.8%
Chemicals – 3.3%
	Monsanto Co.	2,264,515	152,945,343
Chemicals Total			152,945,343
Metals & Mining – 1.5%
	Freeport-McMoRan Copper & Gold, Inc., Class B	865,133	71,650,315
Metals & Mining Total			71,650,315
MATERIALS TOTAL			224,595,658
TELECOMMUNICATION SERVICES – 4.2%
Diversified Telecommunication Services – 4.2%
	AT&T, Inc.	4,809,871	199,609,647
Diversified Telecommunication Services Total			199,609,647
TELECOMMUNICATION SERVICES TOTAL			199,609,647

	Total Common Stocks (cost of $3,655,306,846)		4,698,401,297

		Par ($)
Short-Term Obligation – 0.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 05/15/37, market value $11,090,303 (repurchase proceeds $10,873,628)	10,869,000	10,869,000

	Total Short-Term Obligation (cost of $10,869,000)		10,869,000

3

Total Investments – 99.7% (cost of $3,666,175,846)(b)(c)	4,709,270,297

Other Assets & Liabilities, Net – 0.3%	14,693,545

Net Assets – 100.0%	4,723,963,842

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value. Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $3,666,175,846.

(c)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,071,695,305	$(28,600,854)	$1,043,094,451

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia Small Cap Growth Master Portfolio

		Shares	Value ($)*
Common Stocks – 99.6%
CONSUMER DISCRETIONARY – 17.5%
Diversified Consumer Services – 2.6%
	Capella Education Co. (a)	136,157	6,267,307
	DeVry, Inc.	149,310	5,079,526
	Strayer Education, Inc.	41,734	5,496,785
Diversified Consumer Services Total			16,843,618
Hotels, Restaurants & Leisure – 4.2%
	Ambassadors Group, Inc.	107,020	3,802,421
	California Pizza Kitchen, Inc. (a)	230,926	4,960,290
	Chipotle Mexican Grill, Inc., Class A (a)	54,270	4,628,146
	P.F. Chang’s China Bistro, Inc. (a)	133,270	4,691,104
	Vail Resorts, Inc. (a)	72,700	4,425,249
	WMS Industries, Inc. (a)	162,235	4,682,102
Hotels, Restaurants & Leisure Total			27,189,312
Household Durables – 1.5%
	Tempur-Pedic International, Inc.	371,445	9,620,425
Household Durables Total			9,620,425
Internet & Catalog Retail – 0.8%
	Priceline.com, Inc. (a)	30,980	2,129,565
	Shutterfly, Inc. (a)	132,930	2,864,642
Internet & Catalog Retail Total			4,994,207
Leisure Equipment & Products – 1.5%
	Polaris Industries, Inc.	180,670	9,785,087
Leisure Equipment & Products Total			9,785,087
Media – 1.2%
	National CineMedia, Inc. (a)	268,200	7,512,282
Media Total			7,512,282
Specialty Retail – 4.7%
	Aeropostale, Inc. (a)	61,820	2,576,658
	Hibbett Sporting Goods, Inc. (a)	160,960	4,407,085
	J Crew Group, Inc. (a)	101,940	5,513,934
	Men’s Wearhouse, Inc.	95,630	4,883,824
	New York & Co., Inc. (a)	349,490	3,830,410
	Pacific Sunwear of California, Inc. (a)	260,490	5,730,780
	Zumiez, Inc. (a)	92,970	3,512,407
Specialty Retail Total			30,455,098
Textiles, Apparel & Luxury Goods – 1.0%
	CROCS, Inc. (a)	71,020	3,055,991

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Textiles, Apparel & Luxury Goods – (continued)
	Volcom, Inc. (a)	70,750	3,546,697
Textiles, Apparel & Luxury Goods Total			6,602,688
CONSUMER DISCRETIONARY TOTAL			113,002,717
CONSUMER STAPLES – 2.3%
Beverages – 0.2%
	Boston Beer Co., Inc. (a)	41,300	1,625,155
Beverages Total			1,625,155
Personal Products – 2.1%
	Chattem, Inc. (a)	154,790	9,810,590
	Physicians Formula Holdings, Inc. (a)	225,580	3,547,246
Personal Products Total			13,357,836
CONSUMER STAPLES TOTAL			14,982,991
ENERGY – 5.8%
Energy Equipment & Services – 2.9%
	Atwood Oceanics, Inc. (a)	73,160	5,020,239
	Dril-Quip, Inc. (a)	72,580	3,262,471
	Superior Energy Services, Inc. (a)	146,966	5,866,883
	W-H Energy Services, Inc. (a)	76,770	4,752,830
Energy Equipment & Services Total			18,902,423
Oil, Gas & Consumable Fuels – 2.9%
	Atlas America, Inc.	31,756	1,706,250
	ATP Oil & Gas Corp. (a)	88,140	4,287,130
	Berry Petroleum Co., Class A	103,700	3,907,416
	Bill Barrett Corp. (a)	120,670	4,444,276
	Foundation Coal Holdings, Inc.	108,730	4,418,787
Oil, Gas & Consumable Fuels Total			18,763,859
ENERGY TOTAL			37,666,282
FINANCIALS – 9.0%
Capital Markets – 2.4%
	Affiliated Managers Group, Inc. (a)	49,614	6,388,299
	Calamos Asset Management, Inc., Class A	65,020	1,661,261
	GFI Group, Inc. (a)	104,480	7,572,710
Capital Markets Total			15,622,270
Commercial Banks – 0.4%
	First Midwest Bancorp, Inc.	69,840	2,480,018
Commercial Banks Total			2,480,018

2

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Consumer Finance – 2.7%
	Advanta Corp., Class B	305,055	9,499,413
	First Cash Financial Services, Inc. (a)	346,490	8,121,725
Consumer Finance Total			17,621,138
Insurance – 2.0%
	ProAssurance Corp. (a)	173,117	9,637,423
	Security Capital Assurance Ltd.	95,220	2,939,442
Insurance Total			12,576,865
Real Estate Investment Trusts (REITs) – 0.9%
	Digital Realty Trust, Inc.	95,210	3,587,513
	Nationwide Health Properties, Inc.	89,680	2,439,296
Real Estate Investment Trusts (REITs) Total			6,026,809
Real Estate Management & Development – 0.6%
	Jones Lang LaSalle, Inc.	34,690	3,937,315
Real Estate Management & Development Total			3,937,315
FINANCIALS TOTAL			58,264,415
HEALTH CARE – 19.6%
Biotechnology – 5.2%
	ArQule, Inc. (a)	206,980	1,459,209
	Array Biopharma, Inc. (a)	459,058	5,357,207
	BioMarin Pharmaceuticals, Inc. (a)	320,960	5,758,023
	Cepheid, Inc. (a)	387,410	5,656,186
	Myriad Genetics, Inc. (a)(b)	166,690	6,199,201
	Omrix Biopharmaceuticals, Inc. (a)	92,080	2,896,837
	OSI Pharmaceuticals, Inc. (a)	62,730	2,271,453
	Seattle Genetics, Inc. (a)	433,300	4,250,673
Biotechnology Total			33,848,789
Health Care Equipment & Supplies – 5.0%
	DJO, Inc. (a)	142,470	5,879,737
	Hologic, Inc. (a)	89,147	4,930,721
	Immucor, Inc. (a)	68,890	1,926,853
	Kyphon, Inc. (a)	41,890	2,017,003
	Mentor Corp.	107,485	4,372,490
	Palomar Medical Technologies, Inc. (a)	141,390	4,907,647
	Wright Medical Group, Inc. (a)	338,430	8,162,932
Health Care Equipment & Supplies Total			32,197,383
Health Care Providers & Services – 2.4%
	AMN Healthcare Services, Inc. (a)	88,614	1,949,508
	Chemed Corp.	59,020	3,912,436
	Healthways, Inc. (a)	99,910	4,732,736

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	Psychiatric Solutions, Inc. (a)	132,653	4,809,998
Health Care Providers & Services Total			15,404,678
Health Care Technology – 0.8%
	Allscripts Healthcare Solutions, Inc. (a)	190,730	4,859,800
Health Care Technology Total			4,859,800
Life Sciences Tools & Services – 4.4%
	Exelixis, Inc. (a)	440,750	5,333,075
	Illumina, Inc. (a)	253,079	10,272,477
	Ventana Medical Systems, Inc. (a)	162,517	12,557,688
Life Sciences Tools & Services Total			28,163,240
Pharmaceuticals – 1.8%
	Adams Respiratory Therapeutics, Inc. (a)	34,180	1,346,350
	Hi-Tech Pharmacal Co., Inc. (a)	203,616	2,431,175
	Medicis Pharmaceutical Corp., Class A	145,470	4,442,654
	Pozen, Inc. (a)	42,642	770,541
	Salix Pharmaceuticals Ltd. (a)	210,640	2,590,872
Pharmaceuticals Total			11,581,592
HEALTH CARE TOTAL			126,055,482
INDUSTRIALS – 17.1%
Aerospace & Defense – 1.7%
	Ceradyne, Inc. (a)	74,710	5,525,552
	Curtiss-Wright Corp.	117,110	5,458,497
Aerospace & Defense Total			10,984,049
Airlines – 1.6%
	Allegiant Travel Co. (a)	139,993	4,303,385
	Copa Holdings SA, Class A	87,622	5,891,703
Airlines Total			10,195,088
Commercial Services & Supplies – 6.1%
	FTI Consulting, Inc. (a)	112,210	4,267,346
	Geo Group, Inc. (a)	136,810	3,981,171
	Huron Consulting Group, Inc. (a)	32,570	2,377,936
	IHS, Inc., Class A (a)	257,004	11,822,184
	Pike Electric Corp. (a)	301,660	6,751,151
	TeleTech Holdings, Inc. (a)	57,470	1,866,626
	Tetra Tech, Inc. (a)	176,080	3,794,524
	Waste Connections, Inc. (a)	145,777	4,408,296
Commercial Services & Supplies Total			39,269,234

4

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 1.3%
	General Cable Corp. (a)	110,272	8,353,104
Electrical Equipment Total			8,353,104
Machinery – 4.1%
	RBC Bearings, Inc. (a)	321,920	13,279,200
	Valmont Industries, Inc.	86,520	6,295,195
	Wabtec Corp.	187,071	6,833,704
Machinery Total			26,408,099
Marine – 1.5%
	Kirby Corp. (a)	251,070	9,638,577
Marine Total			9,638,577
Road & Rail – 0.8%
	Celadon Group, Inc. (a)	355,590	5,653,881
Road & Rail Total			5,653,881
INDUSTRIALS TOTAL			110,502,032
INFORMATION TECHNOLOGY – 23.4%
Communications Equipment – 3.8%
	Anaren, Inc. (a)	238,080	4,192,589
	Foundry Networks, Inc. (a)	112,600	1,875,916
	Polycom, Inc. (a)	348,470	11,708,592
	Powerwave Technologies, Inc. (a)	498,910	3,342,697
	Sonus Networks, Inc. (a)	371,010	3,161,005
Communications Equipment Total			24,280,799
Electronic Equipment & Instruments – 1.7%
	Anixter International, Inc. (a)	31,880	2,397,695
	Daktronics, Inc.	191,330	4,109,768
	FLIR Systems, Inc. (a)	84,760	3,920,150
	KEMET Corp. (a)	124,433	877,253
Electronic Equipment & Instruments Total			11,304,866
Internet Software & Services – 4.7%
	CNET Networks, Inc. (a)	545,224	4,465,385
	Digital River, Inc. (a)	36,840	1,667,010
	Equinix, Inc. (a)	33,942	3,104,675
	j2 Global Communications, Inc. (a)	50,440	1,760,356
	RealNetworks, Inc. (a)	566,990	4,632,308
	SAVVIS, Inc. (a)	105,320	5,214,393
	SINA Corp. (a)	83,520	3,496,147
	Sohu.com, Inc. (a)	97,000	3,103,030
	ValueClick, Inc. (a)	92,250	2,717,685
Internet Software & Services Total			30,160,989

5

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
IT Services – 0.9%
	Gartner, Inc. (a)	111,520	2,742,277
	SRA International, Inc., Class A (a)	124,690	3,149,669
IT Services Total			5,891,946
Semiconductors & Semiconductor Equipment – 6.7%
	Atheros Communications, Inc. (a)	341,485	10,531,397
	FEI Co. (a)	99,241	3,221,363
	Netlogic Microsystems, Inc. (a)	192,071	6,115,541
	ON Semiconductor Corp. (a)	410,260	4,397,987
	Power Integrations, Inc. (a)	181,160	4,746,392
	Tessera Technologies, Inc. (a)	149,379	6,057,318
	Verigy Ltd. (a)	275,393	7,878,994
Semiconductors & Semiconductor Equipment Total			42,948,992
Software – 5.6%
	Advent Software, Inc. (a)	49,250	1,603,088
	ANSYS, Inc. (a)	245,074	6,494,461
	CDC Corp., Class A (a)	800,410	6,731,448
	Macrovision Corp. (a)	200,696	6,032,922
	Nuance Communications, Inc. (a)	243,300	4,070,409
	Progress Software Corp. (a)	99,643	3,167,651
	The9 Ltd., ADR (a)	131,110	6,065,149
	THQ, Inc. (a)	57,620	1,758,562
Software Total			35,923,690
INFORMATION TECHNOLOGY TOTAL			150,511,282
MATERIALS – 3.2%
Containers & Packaging – 1.5%
	Greif, Inc., Class A	75,520	4,501,747
	Silgan Holdings, Inc.	92,510	5,113,953
Containers & Packaging Total			9,615,700
Metals & Mining – 1.7%
	AK Steel Holding Corp. (a)	34,740	1,298,234
	Chaparral Steel Co.	52,640	3,783,237
	Metal Management, Inc.	28,300	1,247,181
	RTI International Metals, Inc. (a)	24,190	1,823,200

6

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
	Stillwater Mining Co. (a)	238,520	2,626,105
Metals & Mining Total			10,777,957
MATERIALS TOTAL			20,393,657
TELECOMMUNICATION SERVICES – 1.4%
Diversified Telecommunication Services – 1.4%
	Cbeyond, Inc. (a)	227,670	8,767,572
Diversified Telecommunication Services Total			8,767,572
TELECOMMUNICATION SERVICES TOTAL			8,767,572
UTILITIES – 0.3%
Electric Utilities – 0.3%
	ITC Holdings Corp.	45,900	1,864,917
Electric Utilities Total			1,864,917
UTILITIES TOTAL			1,864,917

	Total Common Stocks (cost of $581,688,490)		642,011,347

		Par ($)
Short-Term Obligation – 0.0%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due 07/02/07 at 4.160%, collateralized by a U.S. Government Obligation maturing 05/15/21, market value of $231,975 (repurchase proceeds $225,078)	225,000	225,000

	Total Short-Term Obligation (cost of $225,000)		225,000

	Total Investments – 99.6% (cost of $581,913,490)(c)(d)		642,236,347

	Other Assets & Liabilities, Net – 0.4%		2,334,420

	Net Assets – 100.0%		644,570,767

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Security pledged as collateral for written option contracts.

(c)	Cost for federal income tax purposes is $581,913,490.

(d)	Unrealized appreciation and depreciation at June 30, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$76,157,628	$(15,834,771)	$60,322,857

For the three months ended June 30, 2007, transactions in written options were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	—	$—
Options written	766	53,778
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	—	—
Options outstanding at June 30, 2007	766	$53,778

At June 30, 2007, the Fund held the following written call options:

	Strike	Number of	Expiration
Name of Issuer	Price	Contracts	Date	Premium	Value
Myriad Genetics, Inc.	40	766	07/21/07	$53,778	$11,490

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks – 97.7%
CONSUMER DISCRETIONARY – 8.1%
Household Durables – 3.5%
	LG Electronics, Inc.	1,374,300	113,299,070
	Sony Corp. (a)	897,900	46,139,191
Household Durables Total			159,438,261
Leisure Equipment & Products – 1.0%
	FUJIFILM Holdings Corp.	1,054,805	47,173,038
Leisure Equipment & Products Total			47,173,038
Media – 2.2%
	British Sky Broadcasting Group PLC	1,083,100	13,881,234
	ITV PLC	37,586,400	85,640,743
Media Total			99,521,977
Multiline Retail – 1.4%
	Marks & Spencer Group PLC, ADR	828,580	62,433,503
Multiline Retail Total			62,433,503
CONSUMER DISCRETIONARY TOTAL			368,566,779
CONSUMER STAPLES – 14.9%
Food & Staples Retailing – 8.2%
	Carrefour SA (a)	1,200,660	84,217,928
	Carrefour SA (b)	252,730	17,727,248
	Koninklijke Ahold NV (c)	11,144,066	139,820,259
	Wm. Morrison Supermarkets PLC	22,134,765	133,865,983
Food & Staples Retailing Total			375,631,418
Food Products – 6.7%
	Nestle SA, Registered Shares	406,500	154,389,985
	Unilever NV (a)	3,581,604	111,375,110
	Unilever PLC	1,219,675	39,360,971
Food Products Total			305,126,066
CONSUMER STAPLES TOTAL			680,757,484
FINANCIALS – 16.7%
Commercial Banks – 7.6%
	ABN AMRO Holding NV, ADR	1,964,843	90,225,591
	HSBC Holdings PLC	2,485,218	45,537,435
	Intesa Sanpaolo SpA	8,435,186	62,730,791
	Mitsubishi UFJ Financial Group, Inc. (a)	5,598	61,694,620
	Mitsubishi UFJ Financial Group, Inc., ADR	4,344,631	47,877,834
	Mizuho Financial Group, Inc.	4,134	28,544,359
	San-In Godo Bank Ltd.	233,000	2,226,169

1

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
	Yamaguchi Financial Group, Inc.	754,000	9,198,792
Commercial Banks Total			348,035,591
Consumer Finance – 2.6%
	Aiful Corp. (a)	2,149,600	61,727,091
	Takefuji Corp. (a)	1,689,230	56,777,135
Consumer Finance Total			118,504,226
Diversified Financial Services – 0.9%
	Jardine Matheson Holdings Ltd., ADR	1,742,900	41,481,020
Diversified Financial Services Total			41,481,020
Insurance – 5.2%
	Aegon NV (a)	3,952,734	77,712,875
	Millea Holdings, Inc., Tokyo	1,658,800	68,075,210
	Mitsui Sumitomo Insurance Co., Ltd.	7,087,000	90,992,119
Insurance Total			236,780,204
Thrifts & Mortgage Finance – 0.4%
	Hypo Real Estate Holding AG, ADR (a)	253,261	16,370,082
Thrifts & Mortgage Finance Total			16,370,082
FINANCIALS TOTAL			761,171,123
HEALTH CARE – 11.3%
Pharmaceuticals – 11.3%
	AstraZeneca PLC	1,966,500	105,387,728
	Daiichi Sankyo Co., Ltd.	2,252,000	59,840,802
	GlaxoSmithKline PLC	4,529,100	118,644,743
	Ono Pharmaceutical Co., Ltd.	1,486,700	78,708,051
	Sanofi-Aventis (a)	1,587,086	128,155,069
	Taisho Pharmaceutical Co., Ltd. (a)	382,000	7,573,098
	Takeda Pharmaceutical Co., Ltd.	274,000	17,683,244
Pharmaceuticals Total			515,992,735
HEALTH CARE TOTAL			515,992,735
INDUSTRIALS – 3.1%
Commercial Services & Supplies – 1.4%
	Contax Participacoes SA, ADR	2,827,200	3,478,869
	Dai Nippon Printing Co., Ltd. (a)	3,974,000	59,305,492
Commercial Services & Supplies Total			62,784,361

2

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS –(continued)
Industrial Conglomerates – 1.7%
	Tyco International Ltd. (c)	2,367,648	80,002,826
Industrial Conglomerates Total			80,002,826
INDUSTRIALS TOTAL			142,787,187
INFORMATION TECHNOLOGY – 13.0%
Communications Equipment – 4.6%
	Alcatel-Lucent (a)	5,236,100	73,052,997
	Alcatel-Lucent, ADR	3,835,200	53,692,800
	Nortel Networks Corp. (c)	3,510,630	84,430,651
Communications Equipment Total			211,176,448
Electronic Equipment & Instruments – 2.5%
	Hitachi Ltd. (a)	3,889,000	27,499,597
	Hitachi Ltd., ADR	1,199,825	84,887,619
Electronic Equipment & Instruments Total			112,387,216
Semiconductors & Semiconductor Equipment – 5.9%
	Infineon Technologies AG (c)	2,234,600	37,172,740
	Infineon Technologies AG (b)(c)	1,255,700	20,889,163
	Rohm Co., Ltd.	215,900	19,158,726
	Samsung Electronics Co., Ltd.	57,300	35,006,088
	STMicroelectronics NV (a)	4,215,100	81,497,094
	United Microelectronics Corp.	123,579,970	74,612,180
Semiconductors & Semiconductor Equipment Total			268,335,991
INFORMATION TECHNOLOGY TOTAL			591,899,655
MATERIALS – 2.2%
Chemicals – 2.2%
	Akzo Nobel NV (a)	1,040,500	89,772,346
	Akzo Nobel NV, ADR	113,500	9,741,705
Chemicals Total			99,514,051
MATERIALS TOTAL			99,514,051
TELECOMMUNICATION SERVICES – 23.2%
Diversified Telecommunication Services – 21.6%
	Brasil Telecom Participacoes SA, ADR	241,760	14,616,810
	BT Group PLC, ADR (a)	743,730	49,517,543
	Deutsche Telekom AG, ADR	6,010,800	110,658,828
	Deutsche Telekom AG, Registered Shares	2,249,000	41,598,834
	France Telecom SA (a)	2,157,812	59,257,027
	KT Corp., ADR	2,914,300	68,369,478
	Nippon Telegraph & Telephone Corp., ADR	2,571,180	57,003,061
	Portugal Telecom SGPS SA, ADR	5,584,476	77,568,372

3

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
	Swisscom AG, ADR (a)	2,291,700	78,146,970
	Tele Norte Leste Participacoes SA, ADR	2,164,000	41,051,080
	Telecom Corp. of New Zealand Ltd., ADR	1,524,800	42,572,416
	Telecom Italia SpA, ADR	1,649,181	45,286,510
	Telecom Italia SpA, Savings Shares (a)	10,039,010	22,253,440
	Telecomunicacoes Brasileiras SA, ADR	663,200	25,984,176
	Telefonica SA, ADR	2,382,881	159,081,135
	Telefonos de Mexico SA de CV, ADR, Class L	2,377,840	90,096,358
Diversified Telecommunication Services Total			983,062,038
Wireless Telecommunication Services – 1.6%
	SK Telecom Co. Ltd., ADR (a)	1,987,439	54,356,457
	SK Telecom Co., Ltd.	57,077	13,155,496
	Tim Participacoes SA, ADR (a)	61,418	2,117,078
	Vivo Participacoes SA (a)	426,216	2,135,342
Wireless Telecommunication Services Total			71,764,373
TELECOMMUNICATION SERVICES TOTAL			1,054,826,411
UTILITIES – 5.2%
Electric Utilities – 5.2%
	Centrais Electricas Brasileiras SA, ADR	7,479,667	112,233,899
	Korea Electric Power Corp., ADR	5,657,650	123,902,535
Electric Utilities Total			236,136,434
UTILITIES TOTAL			236,136,434

	Total Common Stocks (cost of $3,253,350,301)		4,451,651,859

Securities Lending Collateral – 9.3%
	State Street Navigator Securities Lending Prime Portfolio (d)	423,630,937	423,630,937

	Total Securities Lending Collateral (cost of $423,630,937)		423,630,937

4

		Par ($)	Values($)
Short-Term Obligation – 1.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 4.160%, collateralized by U.S. Agency Obligations with various maturities to 05/15/37, market value of $87,800,474 (repurchase proceeds $86,107,840)	86,078,000	86,078,000

	Total Short-Term Obligation (cost of $86,078,000)		86,078,000

	Total Investments – 108.9% (cost of $3,763,059,238)(e)(f)		4,961,360,796

	Other Assets & Liabilities, Net –(8.9)%		(406,761,292)

	Net Assets – 100.0%		4,554,599,504

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	All or a portion of this security was on loan at June 30, 2007. The total market value of securities on loan at June 30, 2007 is $405,185,212.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the value of these securities, which are not illiquid, amounted to $38,616,411, which represents 0.8% of net assets.

(c)	Non-income producing security.

(d)	Investment made with cash collateral received from securities lending activity.

(e)	Cost for federal income tax purposes is $3,763,059,238.

5

(f)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,313,037,331	$(114,735,773)	$1,198,301,558

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO

June 30, 2007 (Unaudited)	Columbia High Income Master Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 87.3%
BASIC MATERIALS – 7.3%
Chemicals – 2.3%
Agricultural Chemicals – 0.3%
Mosaic Co.
	7.375% 12/01/14(a)	1,370,000	1,383,700
	7.625% 12/01/16(a)	1,640,000	1,676,900
			3,060,600
Chemical-Plastics – 0.3%
CPG International I, Inc.
	10.500% 07/01/13	2,465,000	2,526,625
			2,526,625
Chemicals-Diversified – 0.9%
EquiStar Chemicals LP
	10.125% 09/01/08	437,000	454,480
	10.625% 05/01/11	2,649,000	2,788,072
NOVA Chemicals Corp.
	8.484% 11/15/13(b)	2,040,000	2,040,000
Phibro Animal Health Corp.
	10.000% 08/01/13(a)	3,285,000	3,432,825
			8,715,377
Chemicals-Specialty – 0.8%
EquiStar Chemicals LP
	7.550% 02/15/26	2,925,000	2,669,063
Millennium America, Inc.
	7.625% 11/15/26	3,525,000	3,401,625
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12	1,930,000	2,012,025
			8,082,713
Chemicals Total			22,385,315
Forest Products & Paper – 3.2%
Paper & Related Products – 3.2%
Abitibi-Consolidated, Inc.
	8.850% 08/01/30	1,645,000	1,381,800
Bowater Canada Finance
	7.950% 11/15/11	935,000	880,069
Bowater, Inc.
	9.375% 12/15/21	5,215,000	4,928,175
	9.500% 10/15/12	105,000	103,425
Georgia-Pacific Corp.
	7.000% 01/15/15(a)	6,065,000	5,837,563

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	7.750% 11/15/29	2,930,000	2,754,200
	8.000% 01/15/24	921,000	893,370
	8.875% 05/15/31	6,745,000	6,728,137
Glatfelter
	7.125% 05/01/16	3,190,000	3,213,925
Smurfit Capital Funding PLC
	7.500% 11/20/25	4,100,000	4,130,750
			30,851,414
Forest Products & Paper Total			30,851,414
Iron/Steel – 1.2%
Steel-Specialty – 1.2%
Allegheny Ludlum Corp.
	6.950% 12/15/25	3,850,000	4,004,000
Allegheny Technologies, Inc.
	8.375% 12/15/11	5,490,000	5,791,950
UCAR Finance, Inc.
	10.250% 02/15/12	1,732,000	1,814,270
			11,610,220
Iron/Steel Total			11,610,220
Metals & Mining – 0.6%
Metal-Diversified – 0.6%
Freeport-McMoRan Copper & Gold, Inc.
	8.250% 04/01/15	1,580,000	1,666,900
	8.375% 04/01/17	3,855,000	4,115,212
			5,782,112
Metals & Mining Total			5,782,112
BASIC MATERIALS TOTAL			70,629,061
COMMUNICATIONS – 14.7%
Media – 6.3%
Cable TV – 0.6%
Shaw Communications, Inc.
	7.500% 11/20/13	6,060,000	6,096,863
			6,096,863
Multimedia – 1.4%
CanWest Media, Inc.
	8.000% 09/15/12	3,180,833	3,156,977
CanWest MediaWorks LP
	9.250% 08/01/15(a)(c)	3,280,000	3,288,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – (continued)
Quebecor Media, Inc.
	7.750% 03/15/16	6,885,000	6,988,275
			13,433,452
Publishing-Books – 1.0%
Houghton Mifflin Co.
	7.200% 03/15/11	4,490,000	4,490,000
Morris Publishing Group LLC
	7.000% 08/01/13	5,605,000	4,904,375
			9,394,375
Publishing-Newspapers – 0.6%
Medianews Group, Inc.
	6.875% 10/01/13	1,780,000	1,530,800
Sun Media Corp.
	7.625% 02/15/13	3,800,000	3,819,000
			5,349,800
Publishing-Periodicals – 1.0%
Dex Media East LLC
	12.125% 11/15/12	516,000	555,345
Nielsen Finance LLC
	7.610% 08/04/13(b)(d)	6,372,975	6,404,840
Ziff Davis Media, Inc.
	11.356% 05/01/12(b)	3,090,000	3,090,000
			10,050,185
Television – 1.7%
ION Media Networks, Inc.
	8.606% 01/15/12(a)(b)	5,235,000	5,300,438
	11.606% 01/15/13(a)(b)	4,715,000	4,880,025
Videotron Ltee
	6.375% 12/15/15	665,000	631,750
	6.875% 01/15/14	5,500,000	5,390,000
			16,202,213
Media Total			60,526,888
Telecommunication Services – 8.4%
Cellular Telecommunications – 2.3%
Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125% 06/15/13	1,935,000	2,075,287
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	2,950,000	3,082,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
	9.875% 11/01/12	1,725,000	1,858,688
Millicom International Cellular SA
	10.000% 12/01/13	6,445,000	6,976,712
Rogers Wireless, Inc.
	8.000% 12/15/12	5,025,000	5,346,816
	9.625% 05/01/11	2,210,000	2,486,902
Rural Cellular Corp.
	9.875% 02/01/10	725,000	757,625
			22,584,780
Satellite Telecommunications – 1.5%
Inmarsat Finance II PLC
	(e) 11/15/12 (10.375% 11/15/08)	5,755,000	5,488,831
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	4,615,000	4,684,225
Loral Cyberstar, Inc.
	10.000% 07/15/06(f)(g)	1,164,000	—
PanAmSat Corp.
	9.000% 08/15/14	1,298,000	1,353,165
	9.000% 06/15/16	2,380,000	2,493,050
			14,019,271
Telecommunication Equipment – 1.8%
Lucent Technologies, Inc.
	5.500% 11/15/08	4,350,000	4,306,500
	6.450% 03/15/29	9,580,000	8,334,600
	6.500% 01/15/28	920,000	800,400
Nortel Networks Ltd.
	10.750% 07/15/16(a)	3,515,000	3,884,075
			17,325,575
Telecommunication Services – 0.7%
Colo.Com, Inc.
	13.875% 03/15/10(a)(f)(g)(h)	944,357	—
GCI, Inc.
	7.250% 02/15/14	3,225,000	3,047,625
Mobifon Holdings BV
	12.500% 07/31/10	3,250,000	3,469,375
			6,517,000

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – 2.1%
Qwest Communications International, Inc.
	7.250% 02/15/11	5,545,000	5,586,588
Qwest Corp.
	5.625% 11/15/08	165,000	164,381
	6.950% 06/30/10(b)(d)	6,500,000	6,613,750
	7.125% 11/15/43	2,950,000	2,773,000
	7.250% 09/15/25	1,410,000	1,406,475
	7.500% 10/01/14	2,595,000	2,659,875
	8.875% 03/15/12	1,130,000	1,217,575
			20,421,644
Telecommunication Services Total			80,868,270
COMMUNICATIONS TOTAL			141,395,158
CONSUMER CYCLICAL – 12.3%
Airlines – 0.3%
Delta Air Lines, Inc.
	2.875% 02/06/24	1,555,000	101,075
	2.875% 02/18/49	905,000	58,825
	8.000% 06/03/23	2,885,000	187,525
	8.300% 12/15/29	1,023,000	71,610
	9.250% 03/15/49	715,000	49,156
	9.750% 05/15/49	2,335,000	163,450
	10.000% 08/15/08	1,945,000	133,719
	10.375% 12/15/22	2,990,000	205,562
	10.375% 02/01/49	4,295,000	295,281
Northwest Airlines, Inc.
	7.625% 11/15/23	2,552,500	306,300
	7.875% 03/15/08	2,170,000	279,387
	8.700% 03/15/49	260,000	34,450
	8.875% 06/01/49	1,075,000	137,063
	9.875% 03/15/37	4,295,000	558,350
	10.000% 02/01/09	2,527,500	325,416
			2,907,169
Airlines Total			2,907,169

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – 0.7%
Apparel Manufacturers – 0.2%
Quiksilver, Inc.
	6.875% 04/15/15	2,125,000	1,997,500
			1,997,500
Textile-Apparel – 0.5%
Unifi, Inc.
	11.500% 05/15/14	4,435,000	4,401,738
Apparel Total			6,399,238
Auto Parts & Equipment – 2.3%
Auto/Truck Parts & Equipment-Original – 1.0%
Collins & Aikman Products Co.
	12.875% 08/15/12(a)(h)	6,910,000	7,601
Lear Corp.
	8.500% 12/01/13	1,895,000	1,819,200
	8.750% 12/01/16	1,700,000	1,619,250
Tenneco Automotive, Inc.
	8.625% 11/15/14	3,145,000	3,239,350
	10.250% 07/15/13	2,895,000	3,112,125
			9,797,526
Rubber-Tires – 1.3%
Goodyear Tire & Rubber Co.
	6.375% 03/15/08	982,000	982,000
	11.250% 03/01/11	10,570,000	11,481,662
			12,463,662
Auto Parts & Equipment Total			22,261,188
Distribution/Wholesale – 0.4%
Varietal Distribution Merger Sub, Inc.
	PIK,
	10.250% 07/15/15(a)	4,025,000	4,014,938
			4,014,938
Distribution/Wholesale Total			4,014,938
Entertainment – 0.2%
Casino Services – 0.1%
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
	10.250% 06/15/15(a)	765,000	753,525
			753,525

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Gambling (Non-Hotel) – 0.1%
Isle of Capri Casinos, Inc.
	9.000% 03/15/12	845,000	880,913
			880,913
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(f)(i)	254,300	228,870
			228,870
Entertainment Total			1,863,308
Leisure Time – 0.6%
Recreational Centers – 0.6%
Town Sports International, Inc.
	(e) 02/01/14 (11.000% 02/01/09)	4,200,000	3,864,000
	7.125% 02/27/14(b)(d)	2,075,000	2,067,219
			5,931,219
Leisure Time Total			5,931,219
Lodging – 4.1%
Casino Hotels – 3.6%
Boyd Gaming Corp.
	7.750% 12/15/12	7,382,000	7,566,550
Caesars Entertainment, Inc.
	8.875% 09/15/08	335,000	344,213
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	1,475,000	1,504,500
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	1,885,000	2,026,375
Jacobs Entertainment, Inc.
	9.750% 06/15/14	3,955,000	4,108,256
Mandalay Resort Group
	9.500% 08/01/08	2,825,000	2,909,750
	10.250% 08/01/07	205,000	205,769
Mohegan Tribal Gaming Authority
	6.375% 07/15/09	3,250,000	3,217,500
	7.125% 08/15/14	815,000	806,850
MTR Gaming Group, Inc.
	9.000% 06/01/12	2,550,000	2,683,875
Penn National Gaming, Inc.
	6.750% 03/01/15	3,215,000	3,295,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
	6.875% 12/01/11	1,025,000	1,041,656
Seminole Hard Rock Entertainment, Inc.
	7.860% 03/15/14(a)(b)	2,045,000	2,060,337
Wynn Las Vegas LLC
	6.625% 12/01/14	2,630,000	2,534,662
			34,305,668
Hotels & Motels – 0.5%
Gaylord Entertainment Co.
	6.750% 11/15/14	2,155,000	2,117,288
	8.000% 11/15/13	3,135,000	3,178,106
			5,295,394
Lodging Total			39,601,062
Retail – 3.1%
Retail-Discount – 0.2%
Dollar General Corp.
	10.625% 07/15/15(a)(c)	2,035,000	1,963,775
			1,963,775
Retail-Drug Stores – 1.5%
Rite Aid Corp.
	7.500% 01/15/15	4,020,000	3,969,750
	7.500% 03/01/17	3,185,000	3,073,525
	8.625% 03/01/15	6,200,000	5,797,000
	9.375% 12/15/15(a)	605,000	580,800
	9.500% 06/15/17(a)	1,105,000	1,060,800
			14,481,875
Retail-Miscellaneous/Diversified – 0.2%
Harry & David Holdings, Inc.
	9.000% 03/01/13	1,835,000	1,862,525
			1,862,525
Retail-Propane Distributors – 0.7%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	5,640,000	6,034,800
			6,034,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Toy Store – 0.5%
Toys R Us, Inc.
	7.625% 08/01/11	5,325,000	4,952,250
			4,952,250
Retail Total			29,295,225
Textiles – 0.6%
Textile-Products – 0.6%
INVISTA
	9.250% 05/01/12(a)	5,740,000	6,070,050
			6,070,050
Textiles Total			6,070,050
CONSUMER CYCLICAL TOTAL			118,343,397
CONSUMER NON-CYCLICAL – 12.2%
Agriculture – 1.0%
Tobacco – 1.0%
Reynolds American, Inc.
	7.625% 06/01/16	5,400,000	5,717,471
	7.750% 06/01/18	3,895,000	4,156,230
			9,873,701
Agriculture Total			9,873,701
Beverages – 0.3%
Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.
	7.250% 05/15/17(a)	2,575,000	2,510,625
			2,510,625
Beverages Total			2,510,625
Commercial Services – 2.9%
Commercial Services – 0.7%
Language Line Holdings, Inc.
	11.125% 06/15/12	3,895,000	4,177,388
Vertrue, Inc.
	9.250% 04/01/14	2,380,000	2,628,643
			6,806,031
Commercial Services-Finance – 0.0%
Cardtronics, Inc.
	9.250% 08/15/13	305,000	311,863
			311,863

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Commercial Services – (continued)
Marine Services – 0.2%
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	1,760,000	1,733,600
			1,733,600
Printing-Commercial – 0.8%
Phoenix Color Corp.
	13.000% 02/01/09	3,391,000	3,407,955
Quebecor World, Inc.
	9.750% 01/15/15(a)	1,885,000	1,908,562
Vertis, Inc.
	9.750% 04/01/09	2,605,000	2,644,075
			7,960,592
Protection-Safety – 0.7%
Protection One Alarm Monitoring
	8.125% 01/15/09	4,690,000	4,690,000
Rural/Metro Corp.
	9.875% 03/15/15	1,860,000	1,957,650
			6,647,650
Schools – 0.5%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(a)	4,450,000	4,305,375
			4,305,375
Commercial Services Total			27,765,111
Food – 2.2%
Food-Meat Products – 0.7%
Smithfield Foods, Inc.
	7.750% 07/01/17	2,885,000	2,885,000
Swift & Co.
	10.125% 10/01/09	4,150,000	4,304,089
			7,189,089
Food-Miscellaneous/Diversified – 1.0%
Chiquita Brands International, Inc.
	7.500% 11/01/14	1,740,000	1,572,525
Dean Foods Co.
	8.150% 08/01/07	7,900,000	7,900,000
			9,472,525
Food-Retail – 0.3%
Stater Brothers Holdings
	7.750% 04/15/15(a)	2,465,000	2,471,163

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Retail – (continued)
	8.125% 06/15/12	520,000	523,900
			2,995,063
Poultry – 0.2%
Pilgrim’s Pride Corp.
	7.625% 05/01/15	610,000	608,475
	8.375% 05/01/17	925,000	915,750
			1,524,225
Food Total			21,180,902
Healthcare Products – 1.5%
Medical Products – 1.5%
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	3,560,000	3,827,000
Invacare Corp.
	9.750% 02/15/15(a)	2,110,000	2,125,825
PTS Acquisition Corp.
	PIK,
	9.500% 04/15/15(a)	3,020,000	2,967,150
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	11.750% 11/15/14	2,580,000	2,657,400
Universal Hospital Services, Inc.
	8.759% 06/01/15(a)(b)(i)	1,240,000	1,240,000
	PIK,
	8.500% 06/01/15(a)	1,240,000	1,227,600
			14,044,975
Healthcare Products Total			14,044,975
Healthcare Services – 3.3%
Medical Products – 1.2%
BHM Technology
	8.320% 07/21/13(b)(d)	121,915	118,054
	8.350% 07/21/13(b)(d)	3,047,872	2,951,355
	8.360% 07/21/13(b)(d)	1,523,936	1,475,678
Fisher Scientific International, Inc.
	6.125% 07/01/15	2,105,000	2,066,921
Talecris Biotherapeutics
	8.860% 12/06/13(b)(d)	1,665,825	1,676,236
	11.860% 12/06/14(b)(d)	3,340,000	3,406,800
			11,695,044

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Medical-HMO – 0.3%
Centene Corp.
	7.250% 04/01/14(a)	2,700,000	2,659,500
			2,659,500
Medical-Hospitals – 1.7%
Community Health Systems, Inc.
	8.875% 07/15/15(a)(c)	6,070,000	6,153,462
HCA, Inc.
	9.250% 11/15/16(a)	4,045,000	4,307,925
Triad Hospitals, Inc.
	7.000% 05/15/12	3,105,000	3,244,716
	7.000% 11/15/13	2,490,000	2,617,486
			16,323,589
Medical-Nursing Homes – 0.1%
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	1,329,000	1,468,545
			1,468,545
Physical Therapy/Rehab Centers – 0.0%
Psychiatric Solutions, Inc.
	7.750% 07/15/15(a)	170,000	168,087
			168,087
Healthcare Services Total			32,314,765
Household Products/Wares – 0.5%
Consumer Products-Miscellaneous – 0.2%
Jarden Corp.
	7.500% 05/01/17	2,200,000	2,172,500
			2,172,500
Office Supplies & Forms – 0.3%
ACCO Brands Corp.
	7.625% 08/15/15	3,175,000	3,119,438
			3,119,438
Household Products/Wares Total			5,291,938
Pharmaceuticals – 0.5%
Medical-Drugs – 0.5%
Angiotech Pharmaceuticals, Inc.
	7.750% 04/01/14	842,000	793,585
	9.110% 12/01/13(b)	1,765,000	1,817,950
Warner Chilcott Corp.
	7.340% 01/18/12(b)(d)	269,018	269,691

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical-Drugs – (continued)
	7.357% 01/18/12(b)(d)	269,018	269,691
	Series B,
	7.350% 01/18/12(b)(d)	641,019	642,621
	Series C,
	7.350% 01/18/11(b)(d)	323,709	324,519
Warner Chilcott Dovonex Delayed Draw
	7.350% 01/21/12(b)(d)	176,280	176,787
			4,294,844
Vitamins & Nutrition Products – 0.0%
NBTY, Inc.
	7.125% 10/01/15	175,000	173,250
			173,250
Pharmaceuticals Total			4,468,094
CONSUMER NON-CYCLICAL TOTAL			117,450,111
DIVERSIFIED – 0.5%
Holding Companies-Diversified – 0.5%
Diversified Operations – 0.2%
Kansas City Southern Railway
	9.500% 10/01/08	1,935,000	2,002,725
			2,002,725
Special Purpose Acquisitions – 0.3%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	2,963,000	3,007,691
			3,007,691
Holding Companies-Diversified Total			5,010,416
DIVERSIFIED TOTAL			5,010,416
ENERGY – 10.9%
Coal – 0.4%
Peabody Energy Corp.
	7.375% 11/01/16	2,900,000	2,958,000
	7.875% 11/01/26	980,000	1,014,300
			3,972,300
Coal Total			3,972,300
Energy-Alternate Sources – 0.2%
Salton SEA Funding
	8.300% 05/30/11(i)	2,525	2,693

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Energy-Alternate Sources – (continued)
VeraSun Energy Corp.
	9.375% 06/01/17(a)	2,565,000	2,385,450
			2,388,143
Energy-Alternate Sources Total			2,388,143
Oil & Gas – 5.5%
Oil & Gas Drilling – 0.9%
Parker Drilling Co.
	9.625% 10/01/13	5,885,000	6,282,237
Pride International, Inc.
	7.375% 07/15/14	2,485,000	2,491,213
			8,773,450
Oil Companies-Exploration & Production – 4.6%
Chaparral Energy, Inc.
	8.500% 12/01/15	5,825,000	5,693,937
	8.875% 02/01/17(a)	3,280,000	3,239,000
Chesapeake Energy Corp.
	6.875% 11/15/20	1,885,000	1,804,888
Forest Oil Corp.
	7.250% 06/15/19(a)	3,095,000	3,002,150
	8.000% 12/15/11	3,350,000	3,450,500
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15(a)	2,570,000	2,492,900
	9.000% 06/01/16(a)	1,760,000	1,821,600
Mariner Energy, Inc.
	7.500% 04/15/13	3,755,000	3,679,900
Newfield Exploration Co.
	6.625% 04/15/16	1,805,000	1,737,313
Petroquest Energy, Inc.
	10.375% 05/15/12	2,545,000	2,640,437
Pogo Producing Co.
	6.625% 03/15/15	270,000	267,300
	6.875% 10/01/17	5,955,000	5,910,337
Stone Energy Corp.
	6.750% 12/15/14	1,665,000	1,531,800
Venoco, Inc.
	8.750% 12/15/11	1,440,000	1,486,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
Whiting Petroleum Corp.
	7.000% 02/01/14	5,620,000	5,282,800
			44,041,662
Oil & Gas Total			52,815,112
Oil & Gas Services – 0.8%
Oil Field Machinery & Equipment – 0.3%
Complete Production Services, Inc.
	8.000% 12/15/16(a)	2,650,000	2,676,500
			2,676,500
Oil-Field Services – 0.5%
Allis-Chalmers Energy, Inc.
	8.500% 03/01/17	615,000	614,231
	9.000% 01/15/14	4,075,000	4,146,313
			4,760,544
Oil & Gas Services Total			7,437,044
Pipelines – 4.0%
ANR Pipeline Co.
	7.375% 02/15/24	1,205,000	1,346,014
	9.625% 11/01/21	6,425,000	8,394,815
El Paso Corp.
	7.800% 08/01/31	1,600,000	1,620,251
El Paso Natural Gas Co.
	7.500% 11/15/26	1,750,000	1,883,921
	7.625% 08/01/10	5,240,000	5,446,325
	8.375% 06/15/32	1,860,000	2,181,032
	8.625% 01/15/22	1,880,000	2,200,585
MarkWest Energy Partners LP
	6.875% 11/01/14	1,065,000	1,006,425
	8.500% 07/15/16	4,100,000	4,171,750
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	7.125% 06/15/14	1,850,000	1,914,047
Southern Natural Gas Co.
	7.350% 02/15/31	2,035,000	2,157,242
	8.000% 03/01/32	4,040,000	4,581,938

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Williams Companies, Inc.
	7.125% 09/01/11	1,970,000	2,019,250
			38,923,595
Pipelines Total			38,923,595
ENERGY TOTAL			105,536,194
FINANCIALS – 12.9%
Banks – 0.4%
Commercial Banks-Western U.S. – 0.4%
Fremont General Corp.
	7.875% 03/17/09	3,400,000	3,378,750
			3,378,750
Banks Total			3,378,750
Diversified Financial Services – 8.1%
Finance-Auto Loans – 3.9%
AmeriCredit Corp.
	8.500% 07/01/15(a)	2,555,000	2,574,162
Ford Motor Credit Co.
	7.375% 10/28/09	3,595,000	3,568,598
	7.800% 06/01/12	5,590,000	5,453,196
	7.875% 06/15/10	1,095,000	1,094,790
General Motors Acceptance Corp.
	6.750% 12/01/14	3,605,000	3,452,350
	8.000% 11/01/31	21,380,000	21,862,782
			38,005,878
Finance-Investment Banker/Broker – 0.9%
LaBranche & Co., Inc.
	9.500% 05/15/09	3,440,000	3,560,400
	11.000% 05/15/12	3,910,000	4,144,600
Transfirst
	10.000% 06/14/14	1,150,000	1,149,287
			8,854,287
Finance-Other Services – 0.8%
AMR Real Estate Partners, LP
	8.125% 06/01/12	7,620,000	7,648,575
			7,648,575
Special Purpose Entity – 2.5%
Cedar Brakes LLC
	8.500% 02/15/14(a)	1,941,368	2,117,974
	9.875% 09/01/13(a)	4,395,118	4,914,533

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Special Purpose Entity – (continued)
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
	8.500% 04/01/15(a)	1,780,000	1,837,850
	9.750% 04/01/17(a)	825,000	862,125
MXEnergy Holdings, Inc.
	12.901% 08/01/11(b)	2,650,000	2,769,250
	12.901% 08/01/11(a)(b)	180,000	188,100
Rainbow National Services LLC
	10.375% 09/01/14(a)	2,910,000	3,193,725
Regency Energy Partners LP/Regency Energy Finance Corp.
	8.375% 12/15/13(a)	3,690,000	3,800,700
Sally Holdings LLC
	9.250% 11/15/14(a)	2,000,000	2,005,000
Vanguard Health Holding Co. LLC
	(e) 10/01/15 (11.250% 10/01/09)	2,020,000	1,646,300
	9.000% 10/01/14	455,000	450,450
			23,786,007
Diversified Financial Services Total			78,294,747
Insurance – 2.0%
Insurance Brokers – 1.0%
HUB International Holdings, Inc.
	9.000% 12/15/14(a)	5,715,000	5,600,700
USI Holdings Corp.
	9.230% 11/15/14(a)(b)	1,025,000	1,019,875
	9.750% 05/15/15(a)	2,540,000	2,527,300
			9,147,875
Multi-Line Insurance – 0.4%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	480,000	460,800
	7.750% 07/15/37	3,590,000	3,428,450
	8.300% 04/15/26	185,000	185,925
			4,075,175
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37(a)(h)	180,000	1,575
	8.450% 12/01/97(a)(h)	4,600,000	40,250
	9.150% 07/01/26(a)(h)	9,865,000	86,319
			128,144

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Property/Casualty Insurance – 0.6%
Crum & Forster Holdings Corp.
	7.750% 05/01/17(a)	6,350,000	6,207,125
			6,207,125
Insurance Total			19,558,319
Real Estate – 0.8%
Finance-Other Services – 0.2%
American Real Estate Partners LP
	7.125% 02/15/13(a)	1,515,000	1,461,975
			1,461,975
Real Estate Management/Services – 0.6%
LNR Property Corp.
	8.110% 07/12/09(b)(d)	605,000	606,134
	8.110% 07/12/11(b)(d)	5,465,000	5,462,071
			6,068,205
Real Estate Total			7,530,180
Real Estate Investment Trusts (REITs) – 1.6%
REITS-Health Care – 0.4%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	4,285,000	4,263,575
			4,263,575
REITS-Hotels – 0.1%
Host Marriott LP
	6.750% 06/01/16	505,000	494,900
			494,900
REITS-Office Property – 0.5%
Crescent Real Estate Equities LP
	9.250% 04/15/09	4,470,000	4,573,391
			4,573,391

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
REITS-Single Tenant – 0.6%
Trustreet Properties, Inc.
	7.500% 04/01/15	5,950,000	6,403,045
			6,403,045
Real Estate Investment Trusts (REITs) Total			15,734,911
FINANCIALS TOTAL			124,496,907
INDUSTRIALS – 6.8%
Aerospace & Defense – 0.6%
Aerospace/Defense-Equipment – 0.6%
Sequa Corp.
	8.875% 04/01/08	3,115,000	3,153,937
	9.000% 08/01/09	2,635,000	2,720,638
			5,874,575
Aerospace & Defense Total			5,874,575
Building Materials – 0.9%
Building & Construction Products-Miscellaneous – 0.6%
Dayton Superior Corp.
	10.750% 09/15/08	3,365,000	3,440,712
Panolam Industries International, Inc.
	10.750% 10/01/13(a)	2,520,000	2,633,400
			6,074,112
Building Products-Wood – 0.3%
Building Material
	11.125% 09/15/14	2,600,000	2,543,666
			2,543,666
Building Materials Total			8,617,778
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
Belden CDT, Inc.
	7.000% 03/15/17(a)	1,135,000	1,117,975
			1,117,975
Electrical Components & Equipment Total			1,117,975
Electronics – 0.9%
Electronic Components-Miscellaneous – 0.9%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	5,030,000	4,954,550
	9.500% 10/15/15	3,805,000	3,747,925
			8,702,475
Electronics Total			8,702,475

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Environmental Control – 0.6%
Pollution Control – 0.6%
Geo Sub Corp.
	11.000% 05/15/12	5,950,000	6,039,250
			6,039,250
Environmental Control Total			6,039,250
Hand / Machine Tools – 0.2%
Machine Tools & Related Products – 0.2%
Thermadyne Holdings Corp.
	10.500% 02/01/14	2,055,000	2,106,375
			2,106,375
Hand / Machine Tools Total			2,106,375
Metal Fabricate/Hardware – 0.5%
Metal Processors & Fabrication – 0.5%
Metals USA, Inc.
	11.125% 12/01/15	1,465,000	1,596,850
Neenah Foundary Co.
	9.500% 01/01/17	3,690,000	3,542,400
			5,139,250
Metal Fabricate/Hardware Total			5,139,250
Miscellaneous Manufacturing – 1.0%
Diversified Manufacturing Operators – 1.0%
Actuant Corp.
	6.875% 06/15/17(a)	2,215,000	2,192,850
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	4,790,000	4,909,750
Rental Services
	8.820% 11/27/13(b)(d)	1,144,298	1,160,032
	8.860% 11/27/13(b)(d)	837,345	848,859
			9,111,491
Miscellaneous Manufacturing Total			9,111,491
Packaging & Containers – 1.2%
Containers-Metal/Glass – 1.2%
Owens-Brockway Glass Container, Inc.
	7.750% 05/15/11	2,080,000	2,134,600
	8.750% 11/15/12	5,785,000	6,045,325
	8.875% 02/15/09	3,230,000	3,286,525
			11,466,450
Packaging & Containers Total			11,466,450

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – 0.3%
Transportation-Railroad – 0.1%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14(a)	925,000	918,063
			918,063
Transportation-Trucks – 0.2%
St. Acquisition Corp.
	12.500% 05/15/17(a)	1,765,000	1,667,925
			1,667,925
Transportation Total			2,585,988
Trucking & Leasing – 0.5%
Transport - Equipment & Leasing – 0.5%
Greenbrier Companies, Inc.
	8.375% 05/15/15	2,130,000	2,145,975
Interpool, Inc.
	6.000% 09/01/14	2,590,000	2,628,850
			4,774,825
Trucking & Leasing Total			4,774,825
INDUSTRIALS TOTAL			65,536,432
TECHNOLOGY – 2.5%
Computers – 1.6%
Computer Services – 1.6%
Sungard Data Systems, Inc.
	3.750% 01/15/09	155,000	149,575
	4.875% 01/15/14	3,585,000	3,154,800
	7.356% 12/13/12(a)(b)(d)	5,821,646	5,839,320
	9.125% 08/15/13	4,235,000	4,335,581
	10.250% 08/15/15	2,045,000	2,162,588
			15,641,864
Computers Total			15,641,864
Software – 0.9%
Application Software – 0.6%
SS&C Technologies, Inc.
	11.750% 12/01/13	4,495,000	5,034,400
			5,034,400
Computer Software – 0.1%
Riverdeep Interactive
	12.060% 12/21/07(b)(d)	1,076,422	1,076,422
			1,076,422

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Software – (continued)
Transactional Software – 0.2%
Open Solutions, Inc.
	9.750% 02/01/15(a)	2,050,000	2,070,500
			2,070,500
Software Total			8,181,322
TECHNOLOGY TOTAL			23,823,186
UTILITIES – 7.2%
Electric – 7.2%
Electric-Distribution – 0.7%
AES Eastern Energy LP
	9.000% 01/02/17	4,403,915	4,910,366
	9.670% 01/02/29	1,175,000	1,465,260
			6,375,626
Electric-Generation – 2.2%
AES Corp.
	8.750% 06/15/08	5,158,000	5,254,712
	9.000% 05/15/15(a)	12,000,000	12,705,000
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	2,490,000	2,894,625
			20,854,337
Electric-Integrated – 0.3%
CMS Energy Corp.
	9.875% 10/15/07	2,250,000	2,270,914
PSEG Energy Holdings LLC
	8.625% 02/15/08	817,000	827,778
Western Resources
	7.125% 08/01/09	375,000	383,536
			3,482,228
Independent Power Producer – 4.0%
Calpine Corp.
	8.500% 07/15/10(a)(h)	23,187,000	24,694,155
	9.875% 12/01/11(a)(h)	2,640,000	2,857,800
NRG Energy, Inc.
	7.375% 02/01/16	3,790,000	3,799,475
Reliant Energy, Inc.
	7.625% 06/15/14	1,130,000	1,101,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
	7.875% 06/15/17	6,700,000	6,515,750
			38,968,930
Electric Total			69,681,121
UTILITIES TOTAL			69,681,121
	Total Corporate Fixed-Income Bonds & Notes (cost of $822,563,297)		841,901,983

		Shares
Common Stocks – 3.5%
COMMUNICATIONS – 0.3%
Internet – 0.3%
	Neon Communications Group, Inc. (i)(j)	541,552	2,696,929
Internet Total			2,696,929
Telecommunication Services – 0.0%
	Remote Dynamics, Inc. (j)	7,934	40
Telecommunication Services Total			40
COMMUNICATIONS TOTAL			2,696,969
CONSUMER DISCRETIONARY – 0.7%
Media – 0.7%
	Belo Corp., Class A	83,600	1,721,324
	CBS Corp., Class B	73,900	2,462,348
	Gannett Co., Inc.	43,900	2,412,305
Media Total			6,595,977
CONSUMER DISCRETIONARY TOTAL			6,595,977
ENERGY – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
	Williams Companies, Inc.	47,300	1,495,626
Oil, Gas & Consumable Fuels Total			1,495,626
ENERGY TOTAL			1,495,626
FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
	Adelphia Recovery Trust (f)(i)(j)	1,410,902	14,109
Diversified Financial Services Total			14,109
FINANCIALS TOTAL			14,109
INDUSTRIALS – 1.8%
Airlines – 1.8%
	Delta Air Lines, Inc. (j)	426,861	8,409,155

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Airlines – (continued)
	Northwest Airlines Corp. (j)	398,990	8,857,578
Airlines Total			17,266,733
Industrial Conglomerates – 0.0%
	Ainsworth Lumber Co., Ltd. (j) CAD	17,400	115,973
Industrial Conglomerates Total			115,973
INDUSTRIALS TOTAL			17,382,706
MATERIALS – 0.2%
Metals & Mining – 0.2%
	Newmont Mining Corp. USD	50,300	1,964,718
Metals & Mining Total			1,964,718
MATERIALS TOTAL			1,964,718
TECHNOLOGY – 0.2%
Software – 0.2%
	Quadramed Corp. (i)(j)	516,006	1,573,818
Software Total			1,573,818
TECHNOLOGY TOTAL			1,573,818
UTILITIES – 0.2%
Gas Utilities – 0.2%
	Star Gas Partners LP (j)	432,555	1,929,195
Gas Utilities Total			1,929,195
UTILITIES TOTAL			1,929,195

	Total Common Stocks (cost of $33,653,293)		33,653,118

		Par ($)
Convertible Bonds – 2.3%
COMMUNICATIONS – 2.2%
Media – 0.3%
Television – 0.3%
Sinclair Broadcast Group, Inc.
	3.000% 05/15/27	3,020,000	2,944,500
			2,944,500
Media Total			2,944,500
Internet – 0.0%
Web Portals/ISP – 0.0%
At Home Corp.
	4.750% 12/15/06(f)(i)(k)	3,896,787	390
			390
Internet Total			390

		Par ($)	Value ($)
Convertible Bonds – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 1.9%
Telecommunication Equipment – 1.0%
Nortel Networks Corp.
	4.250% 09/01/08	9,840,000	9,704,700
			9,704,700
Telecom Equipment-Fiber Optics – 0.9%
Ciena Corp.
	3.750% 02/01/08	8,335,000	8,241,231
			8,241,231
Telecommunication Services Total			17,945,931
COMMUNICATIONS TOTAL			20,890,821
CONSUMER CYCLICAL – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/49	2,256,000	146,640
			146,640
Airlines Total			146,640
CONSUMER CYCLICAL TOTAL			146,640
FINANCIALS – 0.1%
Insurance – 0.1%
Life/Health Insurance – 0.1%
Conseco, Inc.
	(e) 09/30/35(a) (3.500% 09/30/10)	840,000	853,650
			853,650
Insurance Total			853,650
FINANCIALS TOTAL			853,650

	Total Convertible Bonds (cost of $20,955,758)		21,891,111

Shares
Preferred Stocks – 1.5%
COMMUNICATIONS – 0.3%
Media – 0.2%
Publishing-Periodicals – 0.0%
	Ziff Davis Holdings, Inc. 10.00% (i)	328	6,560
6,560

		Shares	Value ($)
Preferred Stocks – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – 0.2%
	Haights Cross Communications, Inc., Series B 16.00% (i)	67,100	2,583,350
			2,583,350
Media Total			2,589,910
Telecommunication Services – 0.1%
Wireless Equipment – 0.1%
	Loral Skynet Corp. 12.00%, PIK	3,114	642,263
			642,263
Telecommunication Services Total			642,263
COMMUNICATIONS TOTAL			3,232,173
FINANCIALS – 1.2%
Real Estate Investment Trusts (REITs) – 1.2%
REITS-Diversified – 1.2%
	Sovereign Real Estate Investment Corp., 12.00% (a)(i)	7,796,000	11,148,280
			11,148,280
Real Estate Investment Trusts (REITs) Total			11,148,280
FINANCIALS TOTAL			11,148,280

	Total Preferred Stocks (cost of $13,960,851)		14,380,453
Convertible Preferred Stocks – 0.7%
COMMUNICATIONS – 0.0%
	Neon Communications Group, Inc. 6.00% (f)(i)(j)	81,003	403,395
COMMUNICATIONS TOTAL			403,395
TECHNOLOGY – 0.7%
	Quadramed Corp. 5.50% (a)(i)(j)	246,600	6,658,200
TECHNOLOGY TOTAL			6,658,200

	Total Convertible Preferred Stocks (cost of $6,190,389)		7,061,595

		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications, Inc. Preferred Warrants	Expires 10/12/11(f)(g)(i)(j)	43	—
	Expires 12/10/11(f)(i)(j)	52,175	522
			522

		Units	Value ($)
Warrants – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc., Series E	Expires 08/12/12(j)	78,048	781
			781
Media Total			1,303
Telecommunication Services – 0.0%
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(a)(f)(g)(j)	1,145	—
			—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			1,303

	Total Warrants (cost of $25,700)		1,303

		Par ($)
Short-Term Obligation – 4.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 06/29/07, due on 07/02/07, at 5.110%, collateralized by a U.S. Government Agency Obligation maturing 08/06/38, market value of $40,166,750 (repurchase proceeds $39,392,768	39,376,000	39,376,000

	Total Short-Term Obligation (cost of $39,376,000)		39,376,000

Total Investments – 99.4% (cost of $936,725,288)(l)(m)	958,265,563

Other Assets & Liabilities, Net – 0.6%	6,044,456

Net Assets – 100.0%	964,310,019

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities, which are not illiquid, except for the following, amounted to $211,185,707, which represents 21.9% of net assets.

Security	Acquisition Date	Acquisition Cost

Quadramed Corp., Preferred Stock	06/21/05	$5,957,100
Sovereign Real Estate Investment Corp., Preferred Stock	07/27/05	10,216,488
Universal Hospital Services, Inc.	05/31/07	1,240,000

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2007.

(c)	Security, or a portion thereof, purchased on a delayed delivery basis.

(d)	Loan participation agreement.

(e)	Step bond. The coupon on this bond will change to the coupon shown in parentheses on the date indicated.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Security has no value.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At June 30, 2007, the value of these securities amounted to $27,687,700, which represents 2.9% of net assets.

(i)	Illiquid security.

(j)	Non-income producing security.

(k)	The issuer is in default of certain debt covenants. Income is not being accrued. At June 30, 2007, the value of this security represents less than 0.1% of net assets.

(l)	Cost for federal income tax purposes is $936,725,288.

(m)	Unrealized appreciation and depreciation at June 30, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$46,005,699	$(24,465,424)	$21,540,275

Acronym	Name

CAD	Canadian Dollar
PIK	Payment-In-Kind
USD	United States Dollar

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	August 24, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	August 24, 2007